Summary of Significant Accounting Policies - Going concern (Details) - USD ($)		12 Months Ended
	Jan. 22, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Net losses		$ (47,366,729)	$ (36,846,061)	$ 10,147,465
Accumulated deficit		(200,965,075)	(153,598,346)
Net cash used in operating activities		(851,758)	$ (15,664,279)	$ 23,106,005
Current liabilities exceeding current assets		$ 42,100,000
Subsequent event
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Net proceeds from issuance of convertible notes	$ 27,100,000
Subsequent event | American depositary shares | Standby equity distribution agreement
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Proceeds from standby equity distribution agreement	$ 20,000,000.0